Related Party Expenses (Detail) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Schedule of Other Related Party Transactions [Line Items]
Research	$ 3,268,262	$ 7,562,760	$ 9,411,856	$ 10,854,761
TUM
Schedule of Other Related Party Transactions [Line Items]
Transfer of licenses and protective right	50,839	49,405	66,390	19,290
Research		22,454	22,573	131,172
Total expenses	$ 50,839	$ 71,859	$ 88,963	$ 150,462